Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
6.	Leases

Future minimum operating lease payments:
The Company’s future minimum operating lease payments required to be made after June 30, 2022, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2022 (remainder)	6,021
2023	10,220
2024	10,038
2025	6,777
Total	33,056
Less imputed interest	(4,201)
Total Lease Liability	28,855

Presented as follows:
Short-term lease liability	9,213
Long-term lease liability	19,642

The average remaining lease term on our chartered-in contracts greater than 12 months is 41.2 months.

The bareboat chartered-in vessels generated revenue for the six months ended June 30, 2022 amounting to $8,793. The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be 6.72% (same as the weighted average discount rate), which was the Company’s estimated incremental borrowing rate, at the inception of the lease, that reflects the interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and similar economic environment. The cash paid for operating leases with original terms greater than 12 months was $6,064 for the six months ended June 30, 2022.

Leases
Lease arrangements, under which the Company acts as the lessor

Charter agreements:

As of June 30, 2022, the Company operated one vessel (M/T Marina Del Ray) under a time charter with Cargill International SA, one vessel (M/T Eco Oceano Ca) under a time charter with CTC, two vessels (M/T Eco West Coast and M/T Eco Malibu) with Clearlake Shipping Pte Ltd and four vessels (M/T’s Eco Bel Air, Eco Beverly Hills, Julius Caesar and Legio X Equestris) under time charters with Trafigura Maritime Logistics Pte Ltd.

Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2022, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2022 (remaining)	41,814
2023	81,772
2024	44,525
2025	11,879
2026 to 2037	98,545
Total	278,535

In arriving at the minimum future charter revenues, an estimated 20 days off-hire time to perform scheduled dry-docking in the year the drydocking is expected on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.